DEBT	12 Months Ended
Dec. 31, 2013
DEBT
DEBT

8) DEBT

($ thousands)	December 31, 2013	December 31, 2012

Current:
Senior notes	$48,713	$45,566

	48,713	45,566

Long-term:
Bank credit facility	$214,394	$260,950
Senior notes	762,191	763,049

	976,585	1,023,999

Total debt	$1,025,298	$1,069,565

Bank Credit Facility

Enerplus has an unsecured, covenant-based, $1 billion bank credit facility that matures on October 31, 2016. Drawn fees range between 150 and 315 basis points over bankers' acceptance rates, with current drawn fees of 170 basis points. Standby fees on the undrawn portion of the facility are based on 20% of the drawn pricing. The Company has the ability to request an extension of the facility each year or repay the entire balance at the end of the term. At December 31, 2013 Enerplus had $214.4 million drawn and was in compliance with all financial covenants under the facility. During 2013 a fee of $0.7 million was paid to extend the facility. These fees are considered debt issue costs and are capitalized on the Consolidated Balance Sheets. The weighted average interest rate on the facility for the year ended December 31, 2013 was 2.6% (December 31, 2012 – 2.4%).

Senior Notes

On June 19, 2013 Enerplus made its fourth principal repayment on the US$175.0 million senior notes and associated cross currency interest rate swap principal settlement for a total of $53.7 million. On October 1, 2013 Enerplus made its third principal repayment and associated foreign exchange swap settlement on the US$54.0 million senior notes for a total of $10.9 million.

The terms and rates of the Company's outstanding senior notes are detailed below:

Issue Date	Interest Payment Dates	Principal Repayment	Coupon Rate	Original Principal ($ thousands)	Remaining Principal ($ thousands)	CDN$ Carrying Value ($ thousands)

May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	$30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	21,272
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$355,000	377,578
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.37%	CDN$40,000	CDN$40,000	40,000
June 18, 2009	June 18 and Dec 18	Bullet payment on June 18, 2015	6.82%	US$40,000	US$40,000	42,544
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$225,000	239,310
Oct 1, 2003	April 1 and Oct 1	5 equal annual installments beginning Oct 1, 2011	5.46%	US$54,000	US$21,600	22,974
June 19, 2002	June 19 and Dec 19	5 equal annual installments beginning June 19, 2010	6.62%	US$175,000	US$35,000	37,226

				Total carrying value		$810,904

				Current portion		$48,713

				Long-term portion		$762,191